Redeemable Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2026
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 0	$ 160,500
Payments of Stock Issuance Costs		$ 0	$ 532
Preferred Stock, Convertible, Conversion Price				$ 1.1291
Stock Exchange Share Price		$ 2.8469
Convertible Preferred Stock, Shares Issued upon Conversion				7,085,290
Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Sale of Stock, Price Per Share		$ 2.8469
Proceeds from Issuance Initial Public Offering		$ 100,000
Series A1 Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Shares Issued, Price Per Share		$ 1.1291
Preferred Stock, Convertible, Conversion Price		1.1291
Series A2 Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued, Price Per Share		1
Preferred Stock, Convertible, Conversion Price		1
Series A3 Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued, Price Per Share		1.47
Preferred Stock, Convertible, Conversion Price		1.47
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued, Price Per Share		1.51
Preferred Stock, Convertible, Conversion Price		1.51
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	84,567,145
Sale of Stock, Price Per Share	$ 1.8979
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 160,500
Payments of Stock Issuance Costs	$ 500
Shares Issued, Price Per Share		1.8979
Preferred Stock, Convertible, Conversion Price		$ 1.8979